NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative2) (Newsboy Project)	Jun. 30, 2012 acre N
Newsboy Project
Number of state exploration permits not renewed	1
Number of state exploration permits in Arizona.	3
Number of land holdings	5,240
Revised in the land holdings	4,920